Development Cost - Schedule of Development Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Development Cost [Abstract]
Project 1						$ 10,162
Miscellaneous development cost			$ 748	$ 335		1,210
Total	$ 741		$ 748	$ 335	$ 798	$ 11,372